Expense Example - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Macro Opportunities Fund - Fidelity Macro Opportunities Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 89
3 years	403
5 years	766
10 years	$ 1,787